Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
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Reportable Segment Information

Reportable segment information for the years ended December 31, 2015, 2016 and 2017 were as follows:

	For the year ended December 31, 2015
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Net revenue from external customers	$141,705,196	$3,125,225	$144,830,421	$—	$144,830,421
Net revenue from sales among intersegments	—	15,725	15,725	(15,725)	—
Segment net income (loss), net of tax	13,569,672	(1,731,181)	11,838,491	802,607	12,641,098
Capital expenditure	60,386,300	117,849	60,504,149	—	60,504,149
Depreciation	42,833,022	639,986	43,473,008	—	43,473,008
Share of profit or loss of associates and joint ventures	(869,190)	(58,513)	(927,703)	932,397	4,694
Income tax expense (benefit)	880,170	(3,676)	876,494	151,006	1,027,500
Impairment loss	1,465,036	801,465	2,266,501	—	2,266,501

	For the year ended December 31, 2016
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Net revenue from external customers	$147,444,265	$425,859	$147,870,124	$—	$147,870,124
Net revenue from sales among intersegments	—	6,547	6,547	(6,547)	—
Segment net income (loss), net of tax	4,218,948	(1,661,885)	2,557,063	1,611,499	4,168,562
Capital expenditure	91,542,436	18,203	91,560,639	—	91,560,639
Depreciation	49,288,201	402,834	49,691,035	—	49,691,035
Share of profit or loss of associates and joint ventures	(1,285,380)	(210,746)	(1,496,126)	1,180,460	(315,666)
Income tax expense (benefit)	992,580	(9,017)	983,563	(431,039)	552,524
Impairment loss	1,296,529	781,045	2,077,574	—	2,077,574

	For the year ended December 31, 2017
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Net revenue from external customers	$148,939,836	$344,870	$149,284,706	$—	$149,284,706
Net revenue from sales among intersegments	—	13,600	13,600	(13,600)	—
Segment net income (loss), net of tax	6,728,620	(665,895)	6,062,725	616,504	6,679,229
Capital expenditure	44,229,488	6,788	44,236,276	—	44,236,276
Depreciation	50,737,240	227,880	50,965,120	—	50,965,120
Share of profit or loss of associates and joint ventures	(258,959)	(32,619)	(291,578)	449,415	157,837
Income tax expense	1,167,154	3	1,167,157	(174,676)	992,481
Impairment loss	632,207	318,128	950,335	—	950,335

	As of December 31, 2016
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$384,870,981	$3,213,397	$388,084,378	$(3,857,663)	$384,226,715

Segment liabilities	$166,110,998	$1,857,130	$167,968,128	$1,312,213	$169,280,341

	As of December 31, 2017
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$392,370,323	$3,030,057	$395,400,380	$(4,268,160)	$391,132,220

Segment liabilities	$178,362,985	$1,700,045	$180,063,030	$1,448,192	$181,511,222

Geographic Information, Revenue from External Customers and Non-current Assets
(2)	Geographic information

a.	Revenue from external customers

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$46,015,882	$46,493,583	$48,952,219
Singapore	18,316,785	26,753,960	30,798,270
China (includes Hong Kong)	11,722,585	13,732,391	18,971,866
Japan	10,141,883	4,501,057	4,694,277
USA	12,794,864	13,713,202	18,208,227
Europe	33,882,327	29,253,755	14,329,730
Others	11,956,095	13,422,176	13,330,117

Total	$144,830,421	$147,870,124	$149,284,706

The geographic breakdown of the Company’s operating revenues was based on the location of the Company’s customers.

b.	Non-current assets

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$141,692,141	$114,047,141
Singapore	22,891,986	18,501,088
China (includes Hong Kong)	69,461,494	80,180,759
USA	22,734	29,866
Europe	165,794	165,590
Others	113	60

Total	$234,234,262	$212,924,504

Individual Customers Accounting for at least 10% of Net Sales

Individual customers accounting for at least 10% of net sales for the years ended December 31, 2015, 2016 and 2017 were as follows:

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A from wafer fabrication segment	$7,449,485	$13,324,560	$15,632,722
Customer B from wafer fabrication segment	20,761,648	$20,816,001	10,499,880

Total	$28,211,133	$34,140,561	$26,132,602